Peachtree Alternative Strategies Fund
Schedule of Investments (Unaudited)
July 31, 2023

									Next
						Initial			Available
		% of				Acquisition		Redemption	Redemption
Portfolio Funds*		Net Assets		Cost(1)	Fair Value	Date		Frequency(2)	Date
Equity:
Glazer Enhanced Offshore Fund, Series 1		4.9%		$ 7,676,764	$ 11,720,658	1/1/2021	(3)	Monthly	8/31/2023
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84		0.0%	(4)	86,437	36,033	1/3/2017		N/A	(5)
Pleiad Asia Offshore Feeder Fund, Class A-A1, Multiple Series		1.2%		2,236,663	2,879,228	1/3/2017	(3)	Quarterly	9/30/2023	(6)
Pleiad Asia Offshore Feeder Fund, Class A-A5, Series 01-18		2.1%		4,504,047	4,991,931	1/3/2017	(3)	Quarterly	9/30/2023	(6)
Schonfeld Fundamental Equity Offshore Fund Ltd., Class B		4.8%		11,500,000	11,513,550	8/1/2022	(3)	Quarterly	9/30/2023	(7)
TPG Public Equity Partners-A, L.P.		4.3%		6,746,089	10,234,282	1/3/2017	(3)	Quarterly	9/30/2023	(6)
Total Equity		17.3%		$ 32,750,000	$ 41,375,682

Fixed Income:
Anchorage Capital Partners Offshore Ltd., Series K		0.0%	(4)	$ 56,820	$ 107,580	3/1/2019	(3)	N/A	(5)
Capula Global Relative Value Fund Ltd., Class H		5.0%		11,250,000	11,982,008	10/1/2022	(3)	Quarterly	9/30/2023	(6)(8)
Doubleline Opportunistic Income Fund Ltd., Class B, Series 1		4.5%		10,608,783	10,745,927	3/1/2017	(3)	Quarterly	9/30/2023
King Street Capital Offshore Ltd., Class A, Series 1		4.6%		8,852,766	10,824,448	1/3/2017	(3)	Quarterly	9/30/2023	(6)
King Street Capital Offshore Ltd., Class S, Multiple Series		0.5%		968,457	1,157,499	1/3/2017	(3)	N/A	(5)
PIMCO Tactical Opportunities Fund, L.P., Class A		4.5%		7,878,627	10,622,754	7/1/2017	(3)	Semi-Annual	12/31/2023	(9)
Total Fixed Income		19.1%		$ 39,615,453	$ 45,440,216

Multi-Strategy:
Centiva Offshore Fund, Ltd., Series A, Multiple Series		6.0%		$ 14,000,000	$ 14,222,660	3/1/2022	(3)	Quarterly	9/30/2023
Davidson Kempner Partners		9.9%		19,245,076	23,500,656	1/3/2017	(3)	Semi-Annual	12/31/2023
D.E. Shaw Composite International Fund		6.9%		6,403,475	16,461,408	1/3/2017		Quarterly	9/30/2023
ExodusPoint Partners International Fund, Ltd., Class B, Standard Series		8.1%		16,000,000	19,130,037	6/1/2020	(3)	Quarterly	9/30/2023	(10)
HBK Multi-Strategy Offshore Fund Ltd., Class A, Lead Series		4.9%		9,153,976	11,736,016	11/1/2017	(3)	Quarterly	9/30/2023	(6)
Hudson Bay International Fund Ltd., Class A, Multiple Series		10.0%		17,000,000	23,859,350	10/1/2018	(3)	Quarterly	9/30/2023	(6)
Paloma International Ltd., Class C		6.1%		11,999,970	14,514,972	6/1/2019	(3)	Annual	12/31/2023
Paloma International Ltd., Class D		3.6%		8,000,175	8,597,678	4/1/2021	(3)	Quarterly	9/30/2023
Verition International Multi-Strategy Fund, Ltd., Class C, Series 1		5.1%		10,500,000	12,012,191	1/31/2021	(3)	Quarterly	10/31/2023	(6)
Total Multi-Strategy		60.6%		$ 112,302,672	$ 144,034,968

Opportunistic:
Palmetto Fund Ltd., Class D		1.0%		$ 2,775,170	$ 2,269,066	1/1/2018	(3)	N/A	(5)
Total Opportunistic		1.0%		$ 2,775,170	$ 2,269,066

Total Investments In Portfolio Funds		98.0%		$ 187,443,295	$ 233,119,932

		% of
Money Market Funds	Shares	Net Assets		Cost(1)	Fair Value

Fidelity Investments Government Money Market Portfolio,
Institutional Class, 5.25%(11)	14,681,506	6.2%		$ 14,681,506	$ 14,681,506

Total Investments		104.2%		$ 202,124,801	$ 247,801,438

Liabilities in Excess of Other Assets		(4.2)%			$ (10,073,074)

Net Assets		100.0%			$ 237,728,364

(1) There were no unfunded capital commitments as of July 31, 2023.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 25 to 90 days.
(3) The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.
(4) Amount is less than 0.05%.
(5) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(6) Subject to 25% investor level quarterly gate.
(7) Subject to a early redemption fee of 5% on redemptions within 1 year of their purchase date.
(8) Subject to a early redemption fee of 3% on redemptions within 2 years of their purchase date.
(9) Subject to 33% investor level semi-annual gate.
(10) Subject to 12.50% investor level quarterly gate.
(11) Rate disclosed is the seven day effective yield as of July 31, 2023.

* All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.